Acquisitions	12 Months Ended
Dec. 31, 2013
Acquisitions

3. Acquisitions

Acquisition of payment solution AG

On January 30, 2012 (“payment solution acquisition date”), through its majority-owned subsidiary Bluehill ID AG, the Company acquired 58.8% of the outstanding shares and thereby obtained control of payment solution AG, a company organized under the laws of Germany (“payment solution”). In exchange for the shares of payment solution, the Company issued an aggregate of 1,357,758 shares, or 2.4% of its outstanding common stock, to the selling shareholders, having a value of $3.0 million. On April 2, 2012, the Company acquired additional noncontrolling interest and increased its ownership to 82.5% of the outstanding shares of payment solution. In exchange for the additional shares of payment solution, the Company issued 548,114 shares of its common stock to the selling shareholders, having a value of $1.2 million. On July 1, 2013, the Company acquired additional noncontrolling interest and increased its ownership to 93.7% of the outstanding shares of payment solution. In exchange for the additional shares of payment solution, the Company agreed to pay Euro 165,000 or $0.2 million in cash in three equal installments due on July 1, 2013, December 31, 2014 and December 31, 2015, respectively, to the selling shareholders.

The fair value of controlling and noncontrolling interests was determined to be $5.2 million, the fair value of net identifiable liabilities acquired was determined to be $8.1 million and the Company recognized $13.3 million in goodwill at the payment solution acquisition date. As disclosed in Note 2, Discontinued Operations, the Company sold payment solution AG in December 2013.

Acquisition of polyright SA

Multicard AG, a former subsidiary of the Company, completed the acquisition and acquired all of the outstanding shares of polyright SA (“polyright”), on July 18, 2011 (“polyright acquisition date”), for a combination of cash and payment of outstanding indebtedness in the aggregate amount of CHF 2.55 million (or $3.1 million). The sellers included Securitas AG, Kudelski SA and members of polyright management. The sellers were also eligible to receive potential earn-out payments payable in shares of the Company’s common stock over the 30-month period following the closing of the acquisition, subject to achievement of specific financial and sales performance targets over such period. The fair value of the consideration transferred, which included contingent consideration, was determined to be $3.4 million at the polyright acquisition date. The fair value of the contingent consideration was classified as liability in accordance with ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”). As of June 30, 2012, there were significant reductions in the forecast for polyright and the $0.3 million in contingent consideration for the earn-out liability recognized as of the acquisition date was determined to be no longer a reasonable estimate based on the revised forecasts. As a result of the revised forecast, the earn-out liability was reduced to $0.1 million in accordance with ASC 480 as of June 30, 2012. The re-measurement of contingent consideration is reflected within the results of discontinued operations. During the six months ended December 31, 2012, the Company settled the earn-out liability by issuing 56,834 shares of common stock to the sellers of polyright. Effective January 2013, polyright was merged with its parent company Multicard AG. As disclosed in Note 2, Discontinued Operations, the Company sold Multicard AG in December 2013.

Acquisition of idOnDemand, Inc.

The Company completed the acquisition of idOnDemand, Inc. (“idOnDemand”) on May 2, 2011 (the “idOnDemand acquisition date”), pursuant to a Stock Purchase Agreement dated April 29, 2011 between the Company and certain shareholders (the “Selling Shareholders”) of idOnDemand, under which the Company acquired 95.8% of the shares of idOnDemand in exchange for cash and shares of the Company’s common stock. In addition, Selling Shareholders were eligible to receive potential earn-out payments (“contingent consideration”) over a period of three years and eight months from the idOnDemand acquisition date, payable in shares of the Company’s common stock and subject to achievement of specific financial and sales performance targets. Any shares issued in connection with the earn-out will be subject to a 12-month lock-up from date of issuance. In January 2012, the Company acquired the remaining noncontrolling interest and idOnDemand became a 100%-owned subsidiary. The fair value of controlling and noncontrolling interests, including contingent consideration, was determined to be $10.6 million at the idOnDemand acquisition date. The fair value of the contingent consideration is classified as a liability in accordance with ASC 480 because the number of shares to be issued is not fixed. As of June 30, 2012, there were significant reductions in the forecast for idOnDemand and the contingent consideration was determined to be no longer payable due to reduced forecasts. As a result, the earn-out liability of $5.5 million was reduced to zero at June 30, 2012 and at December 31, 2013 there is no future expectation of an earn-out payment in accordance with ASC 480. The re-measurement of contingent consideration is reflected as an operating expense/(income) in the consolidated statements of operations for the year ended December 31, 2012.

Pro forma financial information (unaudited):

The results for the acquired idOnDemand business are included in the Company’s consolidated statements of operations since its acquisition date. As a result of the timing of this acquisition, the Company’s consolidated results for the periods presented are not directly comparable. The pro forma financial information is presented for informational purposes only and is not intended to represent or be indicative of the results of operations that would have been achieved if the idOnDemand acquisition had been completed as of the date indicated, and should not be taken as representative of the Company’s future consolidated results of operations or financial condition. The unaudited pro forma financial information in the table below summarizes the results of operations of the combined entity, as though the acquisition had occurred as of the beginning of the period presented. Preparation of the pro forma financial information for all periods presented required management to make certain judgments and estimates to determine the pro forma adjustments such as purchase accounting adjustments, which include, among others, cost of sales resulted from step up of inventory at fair value, amortization charges from acquired intangible assets, and income tax effects.

Pro forma results of operations for the year ended December 31, 2011 are as follows (in thousands, unaudited):

Year Ended December 31, 2011
Revenues	$78,201
Net loss	8,643